UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2011
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:          Sequence Capital, LLC
                 ---------------------------------
   Address:       230 Park Avenue
                 ---------------------------------
                  New York, New York  10169
                 ---------------------------------

Form 13F File Number:      28-14355
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert Sweeny
         --------------------------------------------
Title:    General Counsel
         --------------------------------------------
Phone:    646-435-5644
         --------------------------------------------

Signature, Place, and Date of Signing:

   /s/    Robert Sweeny               New York, New York    May 12, 2011
   -------------------------------    -----------------   -----------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                       0
                                        --------------------

Form 13F Information Table Entry Total:                 25
                                        --------------------

Form 13F Information Table Value Total:           US$11,030
                                        --------------------
                                            (thousands)


List of Other Included Managers:  None

Form 13F INFORMATION TABLE - March 31, 2011


        COLUMN 1             COLUMN 2     COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7          COLUMN 8
------------------------- -------------- --------- --------- -------------------- ---------- ---------- --------------------------
                                                     VALUE     SHRS OR   SH/ PUT/ INVESTMENT   OTHER        VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS   CUSIP   (x$1000)    PRN AMT   PRN CALL DISCRETION  MANAGERS    SOLE    SHARED    NONE
------------------------- -------------- --------- --------- ----------- --- ---- ---------- ---------- -------- --------- ------
ABERCROMBIE & FITCH CO    CL A Common    002896207   411          7000   SH       SOLE        n/a        7000
AKAMAI TECHNOLOGIES INC   Common Stock   00971T101   475         12500   SH       SOLE        n/a       12500
AMAZON COM INC            Common Stock   023135106   360          2000   SH       SOLE        n/a        2000
AMERICAN TOWER CORP       CL A Common    029912201   311          6000   SH       SOLE        n/a        6000
APPLE INC                 Common Stock   037833100   697          2000   SH       SOLE        n/a        2000
BMC SOFTWARE INC          Common Stock   055921100   398          8000   SH       SOLE        n/a        8000
CISCO SYS INC             Common Stock   17275R102   223         13000   SH       SOLE        n/a       13000
CITRIX SYS INC            Common Stock   177376100   588          8000   SH       SOLE        n/a        8000
COLUMBIA SPORTSWEAR CO    Common Stock   198516106   297          5000   SH       SOLE        n/a        5000
CSX CORP                  Common Stock   126408103   550          7000   SH       SOLE        n/a        7000
DOVER CORP                Common Stock   260003108   695         10565   SH       SOLE        n/a       10565
DSW INC                   CL A Common    23334L102   599         15000   SH       SOLE        n/a       15000
FOSSIL INC                Common Stock   349882100   337          3600   SH       SOLE        n/a        3600
GOOGLE INC                CL A Common    38259P508   704          1200   SH       SOLE        n/a        1200
INGERSOLL-RAND PLC        Common Stock   G47791101   326          6755   SH       SOLE        n/a        6755
KORN FERRY INTL           Common Stock   500643200   356         16000   SH       SOLE        n/a       16000
MANPOWER INC              Common Stock   56418H100   692         11000   SH       SOLE        n/a       11000
MEAD JOHNSON NUTRITION    Common Stock   582839106   214          3700   SH       SOLE        n/a        3700
MICROSOFT CORP            Common Stock   594918104   381         15000   SH       SOLE        n/a       15000
PAYCHEX INC               Common Stock   704326107   314         10000   SH       SOLE        n/a       10000
PROCTER & GAMBLE CO       Common Stock   742718109   616         10000   SH       SOLE        n/a       10000
SHERWIN-WILLIAMS CO       Common Stock   824348106   420          5000   SH       SOLE        n/a        5000
TARGET CORP               Common Stock   87612E106   300          6000   SH       SOLE        n/a        6000
TEMPUR PEDIC INTL INC     Common Stock   88023U101   420          8300   SH       SOLE        n/a        8300
VF CORP                   Common Stock   918204108   345          3500   SH       SOLE        n/a        3500
